Alliance
Municipal
Trust
--Virginia Portfolio

                                Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS             Alliance Municipal Trust - Virginia Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-Virginia Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-Virginia Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

STATEMENT OF NET ASSETS
June 30, 2001                      Alliance Municipal Trust - Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-97.8%
            VIRGINIA-97.8%
            Alexandria Educational
            Facility Revenue IDA
            (Church School Diocese
            of Virginia)
            Series 99
$    2,960  1/01/30 (b).............      2.70%  $   2,960,000
            Amelia County SWDR
            (Chambers Waste
            Systems, Inc.)
            AMT
     4,290  7/01/07 (b).............      2.75       4,290,000
            Arlington County
            (Ballston Public Parking
            Facility Project)
            Series 84
     3,700  8/01/17 (b).............      2.80       3,700,000
            Arlington County
            IDA MFHR
            (Arna Valley View
            Apartments)
            Series 00 AMT
     5,150  8/01/32 (b).............      2.75       5,150,000
            Botetourt County IDA
            (Emkay Holdings
            L.L.C. Project)
            Series 95 AMT
     4,002  10/01/05 (b)............      2.90       4,001,500
            Botetourt County IDR
            (Virginia Forge Co.
            Project)
            Series 96 AMT
       900  7/01/11 (b).............      2.80         900,000
            Bristol IDA
            (Bristol Health
            Care Center)
            Series 86
     1,870  6/01/10 (b).............      5.25       1,870,000
            Campbell County PCR
            (Georgia Pacific Power)
            AMT
     3,000  12/01/19 (b)............      2.80       3,000,000
            Capital Region Airport
            (Passenger Facility
            Charge Revenue)
            Series B
     2,000  6/01/29 (b).............      2.65       2,000,000
            Chesapeake Bay
            Bridge & Tunnel
            (District Revenue
            General Resolution)
            FGIC
     2,000  7/01/01.................      4.35       2,000,000
            Chesterfield County
            IDA SWDR
            (Allied Signal Inc.)
            Series 99 AMT
     2,500  7/01/11 (b).............      3.80       2,500,000
            Clarke County IDA
            (Winchester Medical
            Center, Inc.)
            Series 00 FSA
     5,565  1/01/30 (b).............      2.90       5,565,000
            Emporia IDA
            (Toll VA III L.P. Project)
            Series 99 AMT
     1,900  11/01/23 (b)............      2.75       1,900,000
            Fairfax County IDA
            (Fairfax Hospital Systems)
            Series 88D
     7,950  10/01/25 (b)............      3.07       7,950,000
            Fairfax County IDR
            (Fair Lakes/ D&K LP)
            Series 96 AMT
     7,310  8/01/16 (b).............      2.75       7,310,000
            Hampton Redevelopment
            & Housing Authority
            MFHR
            (Avalon at Hampton I
            Project)
            Series 96A
     3,635  6/15/26 (b).............      2.60       3,635,000
            Hampton Redevelopment
            & Housing Authority
            MFHR
            (Township Apartments
            Project)
            Series 98
     5,300  2/01/28 (b).............      2.70       5,300,000
            Harrisonburg Housing
            Authority
            (Misty Ridge Project)
            Series 91A
     2,655  3/01/16 (b).............      2.76       2,655,000

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            Harrisonburg IDA
            (Wachovia Pooled
            Loan Program)
            Series 00
$    3,500  8/01/23 (b).............      2.75%  $   3,500,000
            Harrisonburg MFHR
            (Huntington Village
            Apartments Project)
            Series 01 AMT
     3,750  8/15/33 (b).............      2.90       3,750,000
            Henrico County
            Health Facility
            Revenue
            (Hermitage)
            Series 98
     1,395  8/01/23 (b).............      2.65       1,395,000
            Henrico EDA
            (White Oak
            Semiconductor)
            Series 00 AMT
     5,000  10/01/27 (b)............      2.80       5,000,000
            Henry County IDA
            (Amfibe, Inc. Project)
            Series 98 AMT
     2,800  1/01/13 (b).............      2.75       2,800,000
            James City IDR
            (Greystone of
            Virginia, Inc.)
            Series 98 AMT
     5,200  9/01/08 (b).............      2.75       5,200,000
            King George County
            (Birchwood Power
            Project)
            Series 96 AMT
     6,200  4/01/26 (b).............      3.45       6,200,000
            King George County
            IDA SWDR
            (Garnet of VA, Inc.)
            Series 96 AMT
     4,190  9/01/21 (b).............      2.75       4,190,000
            Loudoun County IDA
            (Atlantic Coast Airlines)
            Series 01 AMT
     4,150  6/01/22 (b).............      3.40       4,150,000
            Loudoun County IDA
            Residential Care
            Facility
            (Falcons Landing
            Project)
            Series 98
     1,185  11/01/28 (b)............      2.65       1,185,000
            Loudown County
            (Kinder-Care Learning
            Centers)
            Series A
       394  6/01/02 (b).............      3.25         394,000
            Louisa County IDA
            (Pooled Financing)
            Series 95
     1,310  1/01/20 (b).............      2.65       1,310,000
            Louisa County IDA
            (University of Virginia
            Health Services
            Foundation)
            Series 00
     5,100  10/01/30 (b)............      2.65       5,100,000
            Newport News MFHR
            (Jefferson Point
            Development)
            Series 98
     5,200  11/01/11 (b)............      2.70       5,200,000
            Norfolk IDA
            (Ballentine Home Corp.)
            Series 99
     3,625  12/01/24 (b)............      2.70       3,625,000
            Peninsula Port
            Authority
            (Dominion Terminal
            Association Project)
            Series 87C
     6,700  7/01/16 (b).............      3.30       6,700,000
            Portsmouth IDA
            (Fairwood Homes
            Project)
            Series A
     3,000  11/01/27 (b)............      2.70       3,000,000
            Richmond
            Redevelopment
            MFHR
            (Tobacco Row)
            Series 89B-2 AMT
     1,000  10/01/24 (b)............      2.90       1,000,000
            Richmond
            Redevelopment
            MFHR
            (Tobacco Row)
            Series 89B-8 AMT
     3,555  10/01/24 (b)............      2.90       3,555,000

STATEMENT OF NET ASSETS
(continued)                        Alliance Municipal Trust - Virginia Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            Suffolk IDA
            Residential Care
            Facility
            (Lake Prince Center
            Project)
            Series 01
$    6,600  10/01/31 (b)............      2.80%  $   6,600,000
            Suffolk Redevelopment
            & Housing Authority
            MFHR
            (Oak Springs
            Apartments)
            Series 99
     3,910  12/01/19 (b)............      2.70       3,910,000
            Virginia Beach
            Development Authority
            (Chesapeake Bay
            Academy)
            Series 00 AMT
     4,200  4/01/25 (b).............      2.75       4,200,000
            Virginia Education
            Loan Authority
            (Guaranteed Student
            Loan Program)
            Series D AMT
     2,970  3/01/02.................      3.21       3,013,367
            Virginia Public
            School Authority
            Series B
     4,320  8/01/01.................      4.35       4,322,294
                                                 -------------
            Total Municipal Bonds
            (amortized cost
            $155,986,161)...........               155,986,161
                                                 -------------
            COMMERCIAL
            PAPER-1.3%
            VIRGINIA-1.3%
            Norfolk IDA
            (Sentara Hospital
            Revenue)
     2,000  8/10/01
            (amortized cost
            $2,000,000).............      2.80       2,000,000
                                                 -------------
            TOTAL
            INVESTMENTS-99.1%
            (amortized cost
            $157,986,161)...........               157,986,161
            Other assets less
            liabilities-0.9%........                 1,507,384
                                                 -------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            159,501,570 shares
            outstanding)............             $ 159,493,545
                                                 =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT   - Alternative Minimum Tax
      EDA   - Economic Development Authority
      FGIC  - Financial Guaranty Insurance Company
      FSA   - Financial Security Assurance
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue
      MFHR  - Multi-Family Housing Revenue
      PCR   - Pollution Control Revenue
      SWDR  - Solid Waste Disposal Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001           Alliance Municipal Trust - Virginia Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $       5,520,081
EXPENSES
   Advisory fee (Note B)............................................................      $         713,220
   Distribution assistance and administrative service (Note C)......................                607,310
   Custodian fees...................................................................                 66,238
   Transfer agency (Note B).........................................................                 44,632
   Printing.........................................................................                 31,817
   Audit and legal fees.............................................................                 23,057
   Registration fees................................................................                 11,020
   Trustees' fees...................................................................                  2,500
   Miscellaneous....................................................................                  9,117
                                                                                          -----------------
   Total expenses...................................................................              1,508,911
   Less: expense reimbursement......................................................                (82,472)
                                                                                          -----------------
   Net expenses.....................................................................                                    1,426,439
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $       4,093,642
                                                                                                                =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN
NET ASSETS                         Alliance Municipal Trust - Virginia Portfolio
================================================================================

                                                                                             Year Ended            Year Ended
                                                                                            June 30, 2001         June 30, 2000
                                                                                          =================     =================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $       4,093,642     $       3,812,699
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................             (4,093,642)           (3,812,699)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)............................................................             27,565,611            17,995,524
                                                                                          -----------------     -----------------
   Total increase...................................................................             27,565,611            17,995,524
NET ASSETS
   Beginning of period..............................................................            131,927,934           113,932,410
                                                                                          -----------------     -----------------
   End of period....................................................................      $     159,493,545     $     131,927,934
                                                                                          =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                      Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio"), Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2001, the reimbursement amounted to $82,472.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,431 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $384 under an expense offset arrangement with Alliance Global Investor Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                        Alliance Municipal Trust - Virginia Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $356,610. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $250,700, a portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in 2004 and $128 expires in the year 2005. To the extent that any capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2001, capital paid-in aggregated $159,501,570. Transactions, all at $1.00 per share, were as follows:

                                                                                             Year Ended            Year Ended
                                                                                              June 30,              June 30,
                                                                                                2001                  2000
                                                                                          =================     =================
Shares sold.........................................................................            244,269,001           304,469,746
Shares issued on reinvestments of dividends.........................................              4,093,642             3,812,699
Shares redeemed.....................................................................           (220,797,032)         (290,286,921)
                                                                                          -----------------     -----------------
Net increase........................................................................             27,565,611            17,995,524
                                                                                          =================     =================

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - Virginia Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                    Year Ended June 30,
                                                         ====================================================================
                                                             2001           2000           1999          1998           1997
                                                            =======       =======        =======        ======        =======
Net asset value, beginning of period..................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a).............................         .029          .028           .023          .029           .028
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income..................        (.029)        (.028)         (.023)        (.029)         (.028)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period........................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            =======       =======        =======        ======        =======
Total Return
Total investment return based on net asset value (b)..         2.92%         2.84%          2.34%         2.90%          2.83%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).............     $159,494      $131,928       $113,932      $123,822        $78,775
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements........         1.00%         1.00%          1.00%          .93%           .80%
   Expenses, before waivers and reimbursements........         1.06%         1.07%          1.07%         1.03%          1.15%
   Net investment income (a)..........................         2.87%         2.81%          2.34%         2.86%          2.78%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS  Alliance Municipal Trust - Virginia Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - Virginia Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust-Virginia Portfolio (the "Fund") at June 30, 2001, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999, were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                   Alliance Municipal Trust - Virginia Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - Virginia Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |2| |1| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTVAAR601